Bank credit lines, loan facilities and notes - Schedule of Movement on Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025
Debt Instrument [Line Items]
Drawdown	$ 0				$ 50,000
Repayment	(7,440)				(57,440)
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Drawdown	0	$ 0	$ 0	$ 0	50,000	$ 50,000
Repayment	0	0	0	0	(50,000)	(50,000)
Closing Balance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0